Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization	$ 111,667			$ 482,064
Next NRG Holding Corp [Member]
Amortization	$ 111,667		$ 0